MARCH 1, 2018

SUPPLEMENT TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

Hartford Funds Exchange-Traded Trust

Hartford Corporate Bond ETF

Hartford Quality Bond ETF

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2017,

AS LAST SUPPLEMENTED DECEMBER 14, 2017

Hartford Total Return Bond ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 15, 2017,

AS LAST SUPPLEMENTED DECEMBER 14, 2017

Hartford Municipal Opportunities ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 11, 2017,

AS AMENDED DECEMBER 12, 2017

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective as of February 15, 2018, Michael J. Flook is no longer an officer or Treasurer of Hartford Funds Exchange-Traded Trust (the “Trust”) and Laura Quade has been appointed as Treasurer of the Trust. Accordingly, the “Officers and Interested Trustees” table in the section entitled “Fund Management” in each Funds’ Statement of Additional Information is revised to delete the references to Mr. Flook in their entirety and to identify Ms. Quade as Vice President and Treasurer of the Trust.

This Supplement should be retained with your Statement of Additional Information for future reference.

March 2018